Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 576	$ 589	$ 572
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	62	69	51
Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	79
Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	104
Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	64
Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	5
Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	219
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	472	475	436
Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	43	$ 44	$ 85
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	191
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	51
Less than 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	26
Less than 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	28
Less than 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	34
Less than 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Less than 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	21
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	111
Less than 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	30
After 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	385
After 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	11
After 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	54
After 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	76
After 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	31
After 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	3
After 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	198
After 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	361
After 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 12